Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Profit or loss [abstract]
REVENUE	$ 2,618.1	$ 2,127.7	$ 2,546.5
Cost of sales and services	(2,259.9)	(1,929.6)	(2,248.6)
GROSS PROFIT	358.2	198.1	297.9
Operating income (expense)
Administrative	(136.7)	(136.1)	(138.9)
Selling	(148.2)	(151.4)	(169.9)
Research	(19.7)	(19.5)	(22.2)
Other operating income (expense), net	(215.8)	(173.8)	(163.9)
Equity in income (losses) of associates	(0.2)	(0.4)	1.2
OPERATING LOSS BEFORE FINANCIAL RESULT	(162.4)	(283.1)	(195.8)
Financial income, net	61.5	6.1	95.0
Foreign exchange gain (loss) , net	(0.3)	(5.0)	5.7
LOSS BEFORE INCOME TAX	(101.2)	(282.0)	(95.1)
Income tax expense	(103.5)	20.7	(28.2)
LOSS OF THE CONTINUING OPERATIONS	(204.7)	(261.3)	(123.3)
Net income (loss) of the discontinued operations	(111.8)	90.1	403.3
NET INCOME (LOSS) FOR THE PERIOD	(316.5)	(171.2)	280.0
Attributable to:
Owners of Embraer	(322.3)	(178.2)	264.0
Non-controlling interests	$ 5.8	$ 7.0	$ 16.0
Earnings per share-basic in US$ | (per share)	$ (0.44)	$ (0.24)	$ 0.36
Earnings per share-diluted in US$ | (per share)	$ (0.44)	$ (0.24)	$ 0.36

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).